Leases (Tables)	12 Months Ended
Mar. 31, 2011
Future Minimum Lease Payments under Noncancelable Operating Leases

Future minimum lease payments under noncancelable operating leases that have initial or remaining lease terms in excess of one year at March 31, 2011 are as follows:

Years ending March 31	Yen (millions)
2012	¥19,100
2013	13,498
2014	10,872
2015	8,205
2016	6,910
After five years	44,198

Total minimum lease payments	¥102,783